FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378
                                   ---------

                       TEMPLETON DEVELOPING MARKETS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.

Templeton Developing Markets Trust

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   9



                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                     Franklin  o  TEMPLETON  o  Mutual Series


                                          Quarterly Statement of Investments | 1


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

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                               INDUSTRY                  SHARES/RIGHTS      VALUE
---------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.3%
  COMMON STOCKS AND RIGHTS 88.4%
  AUSTRIA 0.4%
  Wienerberger AG ...........................             Building Products                    474,999   $ 22,433,141
                                                                                                         ------------
  BRAZIL 1.6%
  Centrais Eletricas Brasileiras SA
   (Non Taxable) ............................             Electric Utilities               963,048,148     21,259,827
  Centrais Eletricas Brasileiras SA (Taxable)             Electric Utilities               538,847,500     11,895,360
  CPFL Energia SA ...........................             Electric Utilities                   996,016     12,734,493
  Souza Cruz SA .............................                  Tobacco                       2,407,496     37,202,781
                                                                                                         ------------
                                                                                                           83,092,461
                                                                                                         ------------
  CHINA 11.4%
  Aluminum Corp. of China Ltd., H ...........              Metals & Mining                  97,284,000     61,812,018
  Anhui Conch Cement Co. Ltd., H ............           Construction Materials               8,718,000     17,255,500
  China Mobile (Hong Kong) Ltd. .............    Wireless Telecommunication Services        10,633,000     75,134,507
  China Petroleum and Chemical Corp., H .....        Oil, Gas & Consumable Fuels            75,184,000     46,708,626
  China Telecom Corp. Ltd., H ...............   Diversified Telecommunication Services      66,038,000     23,903,931
  China Travel International Investment
   Hong Kong Ltd. ...........................       Hotels, Restaurants & Leisure           75,794,000     16,733,608
  Citic Pacific Ltd. ........................          Industrial Conglomerates              5,295,764     16,314,215
  CNOOC Ltd. ................................        Oil, Gas & Consumable Fuels           122,205,000    101,645,998
  Denway Motors Ltd. ........................                Automobiles                    76,690,386     27,759,800
  PetroChina Co. Ltd., H ....................        Oil, Gas & Consumable Fuels           142,499,000    153,278,817
a PetroChina Co. Ltd., H, 144A ..............        Oil, Gas & Consumable Fuels            26,450,000     28,450,900
  Shanghai Industrial Holdings Ltd. .........          Industrial Conglomerates             11,918,000     22,518,398
  Travelsky Technology Ltd., H ..............                IT Services                    10,309,000     12,994,343
                                                                                                         ------------
                                                                                                          604,510,661
                                                                                                         ------------
  CROATIA 1.0%
b Pliva d.d., GDR, Reg S ....................              Pharmaceuticals                   1,838,850     50,972,922
                                                                                                         ------------
  CZECH REPUBLIC 0.2%
  Philip Morris CR AS .......................                  Tobacco                          24,511     10,804,364
                                                                                                         ------------
  FINLAND 0.2%
  Nokian Renkaat OYJ ........................              Auto Components                     578,060     10,402,627
                                                                                                         ------------
  HONG KONG 1.4%
  Cheung Kong (Holdings) Ltd. ...............                Real Estate                     2,917,000     31,320,499
  Cheung Kong Infrastructure Holdings Ltd. ..             Electric Utilities                 2,571,000      7,870,762
  Dairy Farm International Holdings Ltd. ....          Food & Staples Retailing              2,019,954      6,423,454
  Hopewell Holdings Ltd. ....................       Transportation Infrastructure            2,412,000      6,873,162
  MTR Corp. Ltd. ............................                Road & Rail                     8,439,349     21,188,690
                                                                                                         ------------
                                                                                                           73,676,567
                                                                                                         ------------


                                          Quarterly Statement of Investments | 3

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------
                                                               INDUSTRY                  SHARES/RIGHTS      VALUE
---------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    HUNGARY 3.0%
    BorsodChem Rt. ..........................                 Chemicals                        758,166   $ 10,404,194
  c Magyar Telekom PLC ......................   Diversified Telecommunication Services      10,455,479     42,070,937
    MOL Magyar Olaj-es Gazipari Rt. .........        Oil, Gas & Consumable Fuels               632,010     57,623,836
    OTP Bank ................................              Commercial Banks                    823,400     25,969,447
    Richter Gedeon Nyrt. ....................              Pharmaceuticals                     114,888     23,726,347
                                                                                                         ------------
                                                                                                          159,794,761
                                                                                                         ------------
    INDIA 2.1%
    Gail India Ltd. .........................               Gas Utilities                    2,775,840     15,946,379
    Hero Honda Motors Ltd. ..................                Automobiles                       602,400     10,189,756
    Hindustan Petroleum Corp. Ltd. ..........        Oil, Gas & Consumable Fuels             2,169,515     13,249,724
    Indian Oil Corp. Ltd. ...................        Oil, Gas & Consumable Fuels             2,211,859     25,287,360
    Oil & Natural Gas Corp. Ltd. ............        Oil, Gas & Consumable Fuels             1,504,804     38,451,538
  a Oil & Natural Gas Corp. Ltd., 144A ......        Oil, Gas & Consumable Fuels               386,240      9,869,406
                                                                                                         ------------
                                                                                                          112,994,163
                                                                                                         ------------
    INDONESIA 0.4%
    PT Astra International Tbk ..............                Automobiles                    17,114,000     23,147,126
                                                                                                         ------------
    ISRAEL 0.4%
c,d Taro Pharmaceutical Industries Ltd. .....              Pharmaceuticals                   1,555,323     20,685,796
                                                                                                         ------------
    MALAYSIA 1.5%
    Maxis Communications Bhd. ...............    Wireless Telecommunication Services        17,373,900     41,927,253
    Resorts World Bhd. ......................       Hotels, Restaurants & Leisure            2,994,000      9,011,226
    Sime Darby Bhd. .........................          Industrial Conglomerates             13,858,700     22,546,692
    Tanjong PLC .............................       Hotels, Restaurants & Leisure            1,478,300      5,050,591
                                                                                                         ------------
                                                                                                           78,535,762
                                                                                                         ------------
    MEXICO 2.4%
    Grupo Bimbo SA de CV, A .................               Food Products                    2,267,438      7,946,764
    Kimberly Clark de Mexico SA de CV, A ....             Household Products                18,473,712     74,816,180
    Telefonos de Mexico SA de CV, L, ADR ....   Diversified Telecommunication Services       1,719,540     43,985,833
                                                                                                         ------------
                                                                                                          126,748,777
                                                                                                         ------------
    PANAMA 0.2%
    Banco Latinoamericano de Exportaciones
     SA, E ..................................              Commercial Banks                    718,800     11,227,656
                                                                                                         ------------
    PERU 0.3%
    Compania de Minas Buenaventura SA, ADR ..              Metals & Mining                     503,600     13,597,200
                                                                                                         ------------
    PHILIPPINES 0.7%
    San Miguel Corp., B .....................                 Beverages                     22,847,236     34,637,741
                                                                                                         ------------


4 | Quarterly Statement of Investments

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------
                                                               INDUSTRY                  SHARES/RIGHTS      VALUE
---------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  POLAND 0.9%
c Polski Koncern Naftowy Orlen SA ...........        Oil, Gas & Consumable Fuels             2,318,128   $ 36,269,325
  Telekomunikacja Polska SA .................   Diversified Telecommunication Services       2,158,370     13,714,657
                                                                                                         ------------
                                                                                                           49,983,982
                                                                                                         ------------
  PORTUGAL 0.2%
  Jeronimo Martins SGPS SA ..................          Food & Staples Retailing                484,112      8,644,427
                                                                                                         ------------
  RUSSIA 6.7%
  Gazprom ...................................        Oil, Gas & Consumable Fuels             2,282,330     24,420,931
  Gazprom, ADR ..............................        Oil, Gas & Consumable Fuels             2,843,066    121,683,225
  LUKOIL, ADR ...............................        Oil, Gas & Consumable Fuels               743,832     56,159,316
  LUKOIL, ADR (London Exchange) .............        Oil, Gas & Consumable Fuels               645,346     48,788,158
  Mining and Metallurgical Co. Norilsk Nickel              Metals & Mining                     556,463     70,336,923
  Mobile Telesystems, ADR ...................    Wireless Telecommunication Services           644,130     24,328,790
c ZAO Polyus Gold Co. .......................              Metals & Mining                     217,565      9,551,103
                                                                                                         ------------
                                                                                                          355,268,446
                                                                                                         ------------
  SINGAPORE 1.0%
  ComfortDelGro Corp. Ltd. ..................                Road & Rail                    21,755,000     23,152,362
  Fraser and Neave Ltd. .....................          Industrial Conglomerates             12,122,980     31,605,250
                                                                                                         ------------
                                                                                                           54,757,612
                                                                                                         ------------
  SOUTH AFRICA 10.8%
  Anglo American PLC ........................              Metals & Mining                   2,551,592    105,701,788
  Edgars Consolidated Stores Ltd. ...........              Specialty Retail                  8,125,823     31,313,383
c Imperial Holdings Ltd. ....................          Air Freight & Logistics               1,879,028     31,196,451
  JD Group Ltd. .............................              Specialty Retail                  2,238,171     18,687,362
  Massmart Holdings Ltd. ....................          Food & Staples Retailing              2,564,629     18,747,982
  MTN Group Ltd. ............................    Wireless Telecommunication Services         6,400,200     51,793,526
  Nampak Ltd. ...............................           Containers & Packaging               4,281,595     10,009,638
  Nedbank Group Ltd. ........................              Commercial Banks                  4,159,157     61,011,654
  Old Mutual PLC ............................                 Insurance                     38,795,294    121,675,755
  Remgro Ltd. ...............................       Diversified Financial Services           5,773,730    114,213,798
  Standard Bank Group Ltd. ..................              Commercial Banks                    552,840      5,525,560
                                                                                                         ------------
                                                                                                          569,876,897
                                                                                                         ------------
  SOUTH KOREA 17.2%
  Daewoo Shipbuilding & Marine Engineering
   Co. Ltd. .................................                 Machinery                         21,090        682,012
  GS Holdings Corp. .........................        Oil, Gas & Consumable Fuels               695,000     24,311,229
  Hana Financial Group Inc. .................              Commercial Banks                  1,776,569     81,295,046
  Hite Brewery Co. Ltd. .....................                 Beverages                        200,860     24,835,530
  Hyundai Development Co. ...................         Construction & Engineering             1,291,670     57,604,728
  Hyundai Motor Co. Ltd. ....................                Automobiles                       100,050      8,564,386
  Kangwon Land Inc. .........................       Hotels, Restaurants & Leisure            4,312,256     91,144,116

                                          Quarterly Statement of Investments | 5

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------
                                                                 INDUSTRY                   SHARES/RIGHTS      VALUE
------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  SOUTH KOREA (CONTINUED)
  Korea Gas Corp. ............................                Gas Utilities                       396,460   $ 15,900,298
  LG Card Co. Ltd. ...........................               Consumer Finance                   1,253,780     79,764,920
  LG Corp. ...................................           Industrial Conglomerates                 705,600     20,506,209
  LG Electronics Inc. ........................              Household Durables                    510,660     32,919,694
  Lotte Shopping Co. Ltd. ....................               Multiline Retail                     139,300     49,316,248
  Samsung Electronics Co. Ltd. ...............   Semiconductors & Semiconductor Equipment         352,021    247,019,227
  Samsung Fine Chemicals Co. Ltd. ............                  Chemicals                         570,740     16,677,370
  Shinhan Financial Group Co. Ltd. ...........               Commercial Banks                   1,077,000     48,543,250
  SK Corp. ...................................         Oil, Gas & Consumable Fuels                837,100     55,644,481
  SK Telecom Co. Ltd. ........................     Wireless Telecommunication Services            256,567     54,634,875
                                                                                                            ------------
                                                                                                             909,363,619
                                                                                                            ------------
  SWEDEN 0.8%
  Oriflame Cosmetics SA, SDR .................              Personal Products                   1,285,184     42,617,610
                                                                                                            ------------
  TAIWAN 10.1%
  Asustek Computer Inc. ......................           Computers & Peripherals                4,404,100     10,335,203
  AU Optronics Corp. .........................      Electronic Equipment & Instruments         17,176,280     24,304,099
  China Motor Corp. ..........................                 Automobiles                      4,636,640      4,033,079
  Chunghwa Telecom Co. Ltd. ..................    Diversified Telecommunication Services       18,082,560     29,982,861
  D-Link Corp. ...............................           Communications Equipment              25,131,582     26,566,154
  LITE-ON IT Corp. ...........................           Computers & Peripherals                   26,110         22,869
  Lite-On Technology Corp. ...................           Computers & Peripherals               25,753,643     31,773,975
  MediaTek Inc. ..............................   Semiconductors & Semiconductor Equipment       2,839,100     26,924,718
  Mega Financial Holding Co. Ltd. ............               Commercial Banks                 123,149,308     87,219,911
  President Chain Store Corp. ................           Food & Staples Retailing              10,510,164     22,632,881
  Realtek Semiconductor Corp. ................   Semiconductors & Semiconductor Equipment      28,506,922     35,041,731
  Siliconware Precision Industries Co. .......   Semiconductors & Semiconductor Equipment      19,033,134     22,677,655
  Sunplus Technology Co. Ltd. ................   Semiconductors & Semiconductor Equipment      20,909,201     19,955,625
  Synnex Technology International Corp. ......      Electronic Equipment & Instruments         19,721,064     17,570,867
  Taiwan Mobile Co. Ltd. .....................     Wireless Telecommunication Services         54,608,106     52,282,602
  Taiwan Semiconductor Manufacturing
   Co. Ltd. ..................................   Semiconductors & Semiconductor Equipment      64,789,045    116,819,873
c Yageo Corp. ................................      Electronic Equipment & Instruments         19,092,000      6,688,831
                                                                                                            ------------
                                                                                                             534,832,934
                                                                                                            ------------
  THAILAND 2.6%
  Kasikornbank Public Co. Ltd., fgn. .........               Commercial Banks                  22,642,900     41,590,845
  Land and Houses Public Co. Ltd., fgn. ......              Household Durables                 20,669,138      4,099,164
  PTT Public Co. Ltd., fgn. ..................         Oil, Gas & Consumable Fuels              3,192,000     18,354,106
  Siam Cement Public Co. Ltd., fgn. ..........            Construction Materials                5,068,113     34,538,452
  Siam Commercial Bank Public Co. Ltd., fgn. .               Commercial Banks                  11,391,000     18,800,532
  Thai Airways International Public Co.
   Ltd., fgn. ................................                   Airlines                       8,205,500     10,321,040
a Thai Beverages Co., Ltd., 144A .............                  Beverages                      52,273,000      9,710,664
c True Corp. Public Co. Ltd., rts., 3/28/08 ..    Diversified Telecommunication Services        2,258,595             --
                                                                                                            ------------
                                                                                                             137,414,803
                                                                                                            ------------


6| Quarterly Statement of Investments

Templeton Developing Markets Trust

----------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                  SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND RIGHTS (CONTINUED)
        TURKEY 8.7%
        Akbank TAS .....................................              Commercial Banks                 25,763,772   $  131,838,384
        Arcelik AS, Br. ................................             Household Durables                 7,666,829       47,838,583
      c KOC Holding AS .................................          Industrial Conglomerates              8,549,075       27,433,810
      c Migros Turk TAS ................................          Food & Staples Retailing              1,701,485       17,076,641
        Tupras-Turkiye Petrol Rafineleri AS ............        Oil, Gas & Consumable Fuels             4,740,040       72,923,692
      c Turk Hava Yollari Anonim Ortakligi .............                  Airlines                      1,896,000        7,323,605
    a,c Turk Hava Yollari Anonim Ortakligi, 144A .......                  Airlines                      6,362,000       24,574,249
        Turkcell Iletisim Hizmetleri AS ................    Wireless Telecommunication Services        12,935,257       65,765,255
        Turkiye Vakiflar Bankasi T.A.O. ................              Commercial Banks                 14,762,919       65,309,711
                                                                                                                    --------------
                                                                                                                       460,083,930
                                                                                                                    --------------
        UNITED KINGDOM 2.2%
        HSBC Holdings PLC ..............................              Commercial Banks                  4,008,402       73,112,503
        Provident Financial PLC ........................              Consumer Finance                  3,714,808       43,508,477
                                                                                                                    --------------
                                                                                                                       116,620,980
                                                                                                                    --------------
        TOTAL COMMON STOCKS AND RIGHTS
         (COST $3,691,832,052) .........................                                                             4,676,726,965
                                                                                                                    --------------
        DIRECT EQUITY INVESTMENTS (COST $4,447,586) 0.1%
        HONG KONG 0.1%
c,d,e,f,g Mayfair Hanoi, Ltd., 30% equity owned
           through HEA Holdings Ltd., a wholly
           owned investment ............................                Real Estate                                      4,847,692
                                                                                                                    --------------
        PREFERRED STOCKS 7.8%
        BRAZIL 7.8%
        Banco Bradesco SA, ADR, pfd. ...................              Commercial Banks                  2,471,298       82,417,788
        Companhia Vale do Rio Doce, ADR, pfd., A .......              Metals & Mining                   4,585,900       84,885,009
        Petroleo Brasileiro SA, ADR, pfd. ..............        Oil, Gas & Consumable Fuels             2,198,241      164,516,357
        Sadia SA, pfd. .................................               Food Products                    4,721,438       12,833,122
        Suzano Papel e Celulose SA, pfd., A ............          Paper & Forest Products               2,030,180       14,145,481
        Unibanco - Uniao de Bancos Brasileiros SA,
         GDR, pfd. .....................................              Commercial Banks                    738,800       54,671,200
                                                                                                                    --------------
        TOTAL PREFERRED STOCKS
         (COST $274,701,610) ...........................                                                               413,468,957
                                                                                                                    --------------
        TOTAL LONG TERM INVESTMENTS
         (COST $3,970,981,248) .........................                                                             5,095,043,614
                                                                                                                    --------------


                                          Quarterly Statement of Investments | 7

Templeton Developing Markets Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 2.2%
  GOVERNMENT AND AGENCY SECURITIES 2.2%
  UNITED STATES 2.2%
h Federal National Mortgage Association,
   1/19/07 - 1/22/07 ........................                                              $  65,000,000    $   64,002,790
h U.S. Treasury Bill, 12/28/06 ..............                                                 53,362,000        52,748,657
                                                                                                            --------------
  TOTAL SHORT TERM INVESTMENTS
   (COST $116,705,209) ......................                                                                  116,751,447
                                                                                                            --------------
  TOTAL INVESTMENTS
   (COST $4,087,686,457) 98.5% ..............                                                                5,211,795,061
  OTHER ASSETS, LESS LIABILITIES 1.5% .......                                                                   78,939,796
                                                                                                            --------------
  NET ASSETS 100.0% .........................                                                               $5,290,734,857
                                                                                                            ==============


SELECTED PORTFOLIO ABBREVIATIONS
ADR - American Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $72,605,219, representing 1.37% of net assets.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2006, the value of this security was $50,972,922, representing 0.96% of net assets.
c     Non-income producing for the twelve months ended September 30, 2006.
d     See Note 3 regarding holdings of 5% voting securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2006, the value of value of this security was $4,847,692, representing 0.10% of net assets.
f     See Note 2 regarding restricted securities.
g     See Note 4 regarding other considerations.
h     The security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Developing Markets Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $ 4,149,852,411
                                                                ===============
Unrealized appreciation .....................................   $ 1,153,456,243
Unrealized depreciation .....................................       (91,513,593)
                                                                ---------------
Net unrealized appreciation (depreciation) ..................   $ 1,061,942,650
                                                                ===============

2. RESTRICTED SECURITIES

At September 30, 2006, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------
                                           ACQUISITION
SHARES   ISSUER                               DATE                COST              VALUE
--------------------------------------------------------------------------------------------
    --   Mayfair Hanoi, Ltd., 30% equity
          owned through HEA Holdings Ltd.
          (0.10% of Net Assets) ...........  10/31/96         $  4,447,586      $  4,847,692
                                                                                ============

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the year ended September 30, 2006 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                            NUMBER OF SHARES                             NUMBER OF SHARES     VALUE AT                    REALIZED
                            HELD AT BEGINNING     GROSS       GROSS        HELD AT END         END OF      INVESTMENT      CAPITAL
NAME OF ISSUER                   OF YEAR        ADDITIONS   REDUCTIONS      OF PERIOD          PERIOD        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES a

Mayfair Hanoi Ltd.,
 30% equity owned through
 HEA Holdings Ltd. ......              --              --           --              --     $   4,847,692     $    --       $    --
                                                                                           ---------------------------------------
NON-CONTROLLED AFFILIATES

Taro Pharmaceutical
 Industries Ltd. ........              --       1,555,323           --       1,555,323     $  20,685,796          --            --
                                                                                           =======================================
        TOTAL AFFILIATED SECURITIES (0.48% of Net Assets)                                  $  25,533,488     $    --       $    --
                                                                                           =======================================


a Issuer in which Fund owns 25% or more of the outstanding voting securities.

                                          Quarterly Statement of Investments | 9

Templeton Developing Markets Trust

4. OTHER CONSIDERATIONS

Directors or employees Templeton Asset Management Ltd., as the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. At September 30, 2006, such individuals serve in one or more of these capacities for HEA Holdings Ltd., (which owns a 30% equity interest in Mayfair Hanoi, Ltd.) and Mayfair Hanoi Ltd. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

10 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date November 27, 2006